2. ABILITY TO CONTINUE AS A GOING CONCERN (Details Narrative) (USD $)	12 Months Ended			90 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Notes to Financial Statements
Loss from continuing operations	$ 1,856,790	$ (1,629,255)	$ (3,502,038)	$ 13,239,551
Change in fair value of derivative liability	1,620,319	(1,806,379)	(4,474,283)	1,549,875
Cash flows from operations	(190,894)	(171,862)	(224,383)	(2,325,688)
Accumulated deficit	$ (2,748,790)	$ (2,748,790)		$ (2,748,790)